Note 8 - Debt	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
8.  DEBT

The Company’s debt consisted of the following:

	June 30, 2014	December 31, 2013

Borrowings under lines of credit	$-	$-

First lien secured credit facility, due 2020, interest at the greater of 4.00% or LIBOR plus 3.00%, weighted average interest rate of 4.00% at June 30, 2014	747,450	751,225
Other	1,000	1,024
Total debt	748,450	752,249
Less: current portion debt	(7,953)	(7,958)
Total long-term debt	$740,497	$744,291

Predecessor Recapitalization and Refinancing

 On April 12, 2007, the Predecessor closed three senior secured credit facilities consisting of (i) a $360,000 tranche B term loan credit facility denominated in U.S. Dollars (“tranche B”), (ii) a $250,000 tranche C term loan credit facility denominated in Euros (“tranche C”) and (iii) a $50,000 revolving credit facility denominated in U.S. Dollars.

     On June 7, 2013, the Predecessor completed a refinancing arrangement whereby the outstanding tranche B term loan, tranche C term loan, revolving credit facility and senior subordinated notes payable were replaced with two new senior secured credit facilities (the “Refinancing”).  These senior secured credit facilities consisted of (i) a $805,000 first lien credit facility allocated between a $755,000 term loan denominated in U.S. Dollars (“first lien term loan”), a $25,000 revolving credit facility denominated in U.S. Dollars and $25,000 multi-currency revolving credit facility and (ii) a $360,000 second lien term loan credit facility denominated in U.S. Dollars (“second lien term loan”).  The first lien term loan and related revolving credit facilities accrued interest at the greatest of 4.00% or LIBOR plus 3.00% and had quarterly principal payments of $1,878.  The revolving credit facility portion of the first lien term loan was scheduled to mature June 7, 2018.  The first lien term loan was scheduled to mature June 7, 2020.  The second lien term loan accrued interest at the greater of 7.75% or LIBOR plus 6.75% and was scheduled to mature on December 7, 2020.  The first lien and second lien term loans were originally issued at discounts of $1,887 and $3,600, respectively.  These senior secured credit facilities were guaranteed by MacDermid Holdings and certain of its direct and indirect wholly owned domestic subsidiaries and were secured by the personal property owned or hereafter acquired of MacDermid Holdings and certain of its direct and indirect wholly owned domestic subsidiaries and also 65% of the stock of MacDermid Holdings’ first tier foreign subsidiaries, subject to customary exceptions, exclusions and release mechanisms.

The recapitalization and refinancing transactions sources and uses of cash are summarized below:

Sources:
First lien term loan	$755,000
Second lien term loan	360,000
Cash	117,080
Total sources	$1,232,080

Uses:
Retire Tranche B and Tranche C term loans and accrued interest	$345,426
Retire senior subordinated notes, accrued interest and call premium	368,164
Redemption of Series A preferred stock and accumulated dividends	500,000
Fees and expenses	13,003
Discount on first lien term loan and second lien term loan	5,487
Total uses	$1,232,080

As part of the Refinancing, $100,481 of the senior subordinated notes were called but not tendered on June 7, 2013 and were still outstanding on June 30, 2013.  As a result, $105,864 of the new debt proceeds from the refinance and recapitalization were escrowed to pay the outstanding called senior subordinated notes of $100,481, redemption premium of $3,182 and accrued interest $2,201 through the tender date of July 8, 2013. The escrowed funds were paid to the holders of the remaining senior subordinated note holders on July 8, 2013.

MacDermid utilized $500,000 of the proceeds from the new term loans to complete a recapitalization whereby the outstanding 9.00% cumulative Series A preferred shares and related accumulated payment in kind dividends were exchanged for cash and issuance of cumulative 9.50% cumulative Series B preferred shares.  As a result, 44,977 shares of 9.50% cumulative Series B preferred stock were issued as part of the exchange, the 9.00% cumulative Series A preferred shares were retired and related accumulated payment in kind dividends were paid.

During the Predecessor Quarterly Period and in connection with the recapitalization and refinancing, MacDermid recorded a loss of $18,788 on extinguishment of debt. This consisted of $12,539 of called bond retirement premiums and $6,249 of write-offs of deferred financing fees related to the extinguished debt.

In connection with the recapitalization and Refinancing, the Company recorded an additional $13,003 of deferred financing costs during the Predecessor Quarterly Period, which were to be amortized into interest expense over seven years.

Successor Refinancing

In connection with the MacDermid Acquisition, on October 31, 2013, MacDermid amended its existing credit agreement dated as of June 7, 2013 (as amended, restated and/or otherwise modified on October 31, 2013 and from time to time, the “Amended and Restated Credit Agreement”) and paid $373,000, including $13,000 in early termination fees and accrued and unpaid interest in connection with the repayment of the $360,000 in principal on its second lien credit facility. Pursuant to the Amended and Restated Credit Agreement, Platform became a co-borrower on all obligations under the $50,000 Revolving Credit Facility and the term loan (together, the “First Lien Facilities”) and the negative and affirmative covenants contained therein were modified to reflect the new corporate structure; otherwise, the terms relating to the incremental facility, maturity, indicative margin, LIBOR floor, ranking, guarantors, mandatory prepayments and financial covenants remained unmodified by the amendment. In connection with the MacDermid Acquisition, the First Lien Credit Facilities were marked to fair value by adding the original discount of $1,775 to the carrying value at the time as the fair value was approximately par.

In connection with the Chemtura Acquisition as discussed in Note 2 – “Acquisitions of Businesses”, on April 16, 2014, Platform entered into a commitment letter (the “Debt Commitment Letter”) with Barclays Bank PLC for (i) $600,000 of incremental first lien term loans (the “2014 First Lien Facility”) to be incurred under the Amended and Restated Credit Agreement and (ii) second lien term loans (the “2014 Second Lien Facility”) in an aggregate principal amount of $120,000 for the purposes of financing the Chemtura Acquisition and the fees and expenses in connection therewith, on the terms and subject to the conditions set forth in the Debt Commitment Letter. On July 15, 2014, Platform entered into an amended and restated Debt Commitment Letter whereby the maximum commitment under the 2014 First Lien Facility was reduced to $405,000 and the 2014 Second Lien Facility commitment was eliminated. These amendments resulted from Platform’s improved cash on hand position, primarily as a result of the Private Placement completed on May 21, 2014. Unless agreed otherwise, the First Lien Facility will mature on June 7, 2020 respectively.

During the Successor Quarterly Period, principal and interest payments of $1,888 and $7,577, respectively, were made on the first lien term loan. During the Successor Six Month Period, principal and interest payments of $3,775 and $15,089, respectively, were made on the first lien term loan.  During the Predecessor Quarterly and Six Month Periods, interest payments of $1,762 were made on the first lien term loan.  During the Predecessor Quarterly and Six Month Periods, interest payments of $1,628 were made on the second lien term loan.

      The Company also has letters of credit outstanding of $989 at June 30, 2014.  As indicated above, letters of credit reduce the borrowings available under the Revolving Credit Facility.

Debt Covenants

      The senior secured credit facilities contain various covenants including restrictions on liens, limitations on additional indebtedness, dividends and other distributions, entry into new lines of business, transactions with affiliates, use of loan proceeds, capital expenditures, restricted payments, amendments to organizational documents, accounting changes, sale and leaseback transactions and dispositions. In addition, the new revolving credit facilities requires the Company to comply with certain financial covenants, including a maximum consolidated leverage ratio, a minimum interest coverage ratio and limitations on capital expenditures if the Company’s funding under the revolving credit facility exceeds $12,500 at the end of the fiscal quarter. As of June 30, 2014, the Company was in compliance with the debt covenants contained in the new senior secured credit facilities.

Other Debt Facilities

     The Company carries various short-term debt facilities worldwide which are used to fund short-term cash needs.  As of June 30, 2014 and December 31, 2013, there were no borrowings under these other debt facilities.  The Company also has various overdraft facilities available.  At June 30, 2014 and December 31, 2013, the capacity under these overdraft facilities was approximately $23,028 and $22,075, respectively.  As of June 30, 2014, the Company’s overdraft lines bore interest rates ranging from 1% to 6.25%.

Predecessor Retired Senior Secured Credit Facility

     In addition to scheduled repayments, the tranche B and tranche C loans contained mandatory prepayment provisions, whereby the Company was required to reduce the outstanding principal amounts of these loans based on excess cash flow (as defined in the credit agreement for the tranche B and tranche C loans) as of the most recent completed fiscal year. During the Predecessor Six Month Period, the Predecessor made a mandatory excess cash flow prepayment, based upon 2012 operating results, of $10,277 on the tranche B term loan and $6,810 on the tranche C term loan.

     During the Predecessor Quarterly and Six Month Periods, the outstanding tranche B loan and tranche C loan were retired with payments of $206,479 and $138,737, respectively.

    During the Predecessor Quarterly Period, the Company recorded $7,084 of other expense related to the remeasurement loss on the foreign currency denominated tranche C term loan. During the Predecessor Quarterly Period, the realized portion of the remeasurement gain on the foreign currency denominated tranche C term loan was approximately $4,074.

    During the Predecessor Six Month Period, the Company recorded $3,261 of other expense related to the remeasurement loss on the foreign denominated tranche C term loan. During the Predecessor Six Month Period, the realized portion of the remeasurement gain on the foreign denominated tranche C term loan was approximately $4,398.

Predecessor Retired Revolving Credit Facility

    There were no balances outstanding under the revolving credit facility on the retirement date.

Predecessor Senior Subordinated Notes

      As part of the Refinancing, the senior subordinated notes were called on June 7, 2013 and $249,519 of principal and a redemption premium of $9,357 were paid to retire the tendered senior subordinated notes.  Additionally, $105,864 of the new debt proceeds from the refinance and recapitalization were escrowed to pay the outstanding called senior subordinated notes of $100,481. Additionally, proceeds from the refinancing were escrowed for a redemption premium of $3,182 and accrued interest of $2,201 related to these called senior subordinated notes.  The escrowed funds were paid to the holders of the remaining senior subordinated note holders on July 8, 2013.

Japanese Senior Secured Bank Debt

     In February 2007, the Predecessor borrowed approximately $15,000 denominated in Japanese Yen in three separate notes that were paid in full by their respective maturity dates between 2009 and 2013. In September 2007, the Predecessor borrowed an additional $2,519 denominated in Japanese Yen which was paid in full in July 2013. In October 2009, the Predecessor borrowed $5,569 denominated in Japanese Yen which was paid in full in October 2013.